FINANCIAL INSTRUMENTS - Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash equivalents:
Cash equivalents	$ 197,615	$ 180,865
Level 1
Cash equivalents:
Cash equivalents	147,615	150,865
Level 2
Cash equivalents:
Cash equivalents	50,000	30,000
Money market funds
Cash equivalents:
Cash equivalents	147,615	150,865
Money market funds | Level 1
Cash equivalents:
Cash equivalents	147,615	150,865
Money market funds | Level 2
Cash equivalents:
Cash equivalents	0	0
Time deposits
Cash equivalents:
Cash equivalents	50,000	30,000
Time deposits | Level 1
Cash equivalents:
Cash equivalents	0	0
Time deposits | Level 2
Cash equivalents:
Cash equivalents	$ 50,000	$ 30,000